Notes payable to banks (Narrative) (Details) (EUR €)	12 Months Ended
	Dec. 31, 2014 covenant	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Notes Payable [Abstract]
Short-term lines of credit, amount	€ 150,000,000
Short-term debt outstanding	0
Undrawn portion of lines of credit	150,000,000
Undrawn portion includes revolving credit facility	150,000,000
Number of financial covenants in credit facility	2
Minimum level of long-term committed capital	320,000,000
Long-term committed capital	937,000,000
Net debt/equity ratio, maximum	1.5
Net cash	€ 385,777,000	€ 312,437,000	€ 290,475,000	€ 390,250,000